Income taxes - Deferred tax variation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of deferred tax variation
Opening balance	$ (5,504)	$ (3,310)	$ (5,642)
Deferred tax on income	(2,417)	(1,429)	2,132
Deferred tax on shareholders' equity	1,353	(546)	137
Changes in scope of consolidation and others	218	(315)	76
Currency translation adjustment	378	96	(13)
CLOSING BALANCE	$ (5,972)	$ (5,504)	$ (3,310)